UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Festina Lente Investment Management, LP
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Address:   650 Madison Avenue
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           23rd Floor
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           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  028-12275
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title: Managing Member of Festina Lente Capital Management, LLC, the General Partner of Festina Lente Investment Management, LP
           --------------------------------------------------
Phone:     212-872-2421
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ David P. Berkowitz      New York, New York            11/10/09
       ------------------------   ------------------------------  --------
             [Signature]               [City, State]               [Date]

NOTE: The limited contents of Form 13Fs cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                     0
                                                -------------

Form 13F Information Table Value Total:                    $0
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
---------------------- ---------------------- ----------- --------- ----------------- ------------- ---------- ---------------------
                              TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER           OF CLASS           CUSIP    (x$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
---------------------- ---------------------- ----------- --------- ----------------- ------------- ---------- ---------------------
